Inventory (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory (Details) [Line Items]
Inventories, at fair value less costs to sell	$ 4,659,648	$ 1,571,649
Impairment of accessories and spare parts	839,693	316,000
Finished goods	6,031,753	$ 3,349,382
Signifi Mobile Inc [Member]
Inventory (Details) [Line Items]
Finished goods	$ 1,355,482